SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 15	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 18	[X]
(Check appropriate box or boxes)

PSP FAMILY OF FUNDS
Exact Name of Registrant as Specified in Charter

1345 Avenue of the Americas
3rd Floor
New York, NY  10105
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  888.523.4233

Sean McCooey
1345 Avenue of the Americas
3rd Floor
New York, NY  10105
 (Name and Address of Agent for Service)

With copy to:  Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on _______________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 14 filed April 29th, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on this 19th day of May 2014.

Congressional Effect Fund

By:	/s/ Sean McCooey
Sean McCooey, President & Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Sean McCooey	May 19, 2014
Sean McCooey, President **	Date

*	May 19, 2014
Paul S. Buckley, Trustee	Date

*	May 19, 2014
Alfred E. Smith IV, Trustee	Date

/s/Larry E. Beaver, Jr.	May 19, 2014
Larry E. Beaver, Jr., Treasurer **	Date

*	May 19, 2014
Edward J. Breslin, Trustee	Date

*	By Sean McCooey, Attorney-In-Fact

**	Mr. McCooey is the principal executive officer of the PSP Family of Funds, and Mr. Beaver is the principal financial officer and principal accounting officer of the PSP Family of Funds.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase